Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Capitalization of Interest

The AFUDC capitalized that relates to equity funds is recorded as interest, dividend and other income on the Consolidated Statement of Operations.

	2012	2011
Interest capitalized on non-regulated property	$1,036	$87
AFUDC capitalized on regulated property:
Allowance for borrowed funds	628	155
Allowance for equity funds	1,108	236

Total	$2,772	$478

Estimated Useful Lives of Depreciable Assets

The range of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2012	2011	2012	2011
Generation
Renewable	3 – 60	3 – 60	32	31
Thermal	3 – 40	3 – 40	23	22
Distribution
Gas	5 – 80	N/A	38	N/A
Electrical	8 – 75	15 – 75	42	52
Water & wastewater	5 – 50	5 – 50	25	25
Equipment	5 – 50	5 – 50	21	24